CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities
Accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	¥ 11,630,172	¥ 11,445,109
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB965,275 and RMB751,615 as of December 31, 2017 and 2018, respectively)	1,473,134	2,339,914
Accrued expenses and other current liabilities	5,512,605	3,537,151
Amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	323,108	65,022
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB54,543 and RMB204,925 as of December 31, 2017 and 2018, respectively)	367,512	203,179
Securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the company	969,000	760,000
Short term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	1,343,160	907,310
convertible senior notes of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	4,327,268
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	4,960	17,007
Deferred income-non current of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	400,951	362,649
Convertible senior notes	¥ 4,327,268	¥ 4,094,903
SHAREHOLDERS' EQUITY:
Treasury shares (in shares) | shares	0
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	116,395,883	114,716,587
Common shares, shares outstanding | shares	116,395,883	114,716,587
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	¥ 85,257	¥ 87,926
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB965,275 and RMB751,615 as of December 31, 2017 and 2018, respectively)	751,615	965,275
Accrued expenses and other current liabilities	2,689,273	1,618,716
Amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	22,225	616
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB54,543 and RMB204,925 as of December 31, 2017 and 2018, respectively)	204,925	54,543
Securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the company	0	0
Short term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	0	0
convertible senior notes of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	0	0
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	3,617	4,224
Deferred income-non current of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	298	838
Convertible senior notes	¥ 0	¥ 0